Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS Dated MARCH 1, 2014

V. RUSSELL TAX-MANAGED U.S. LARGE CAP FUND RISK/RETURN SUMMARY:

(i)	The following replaces the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Tax-Managed U.S. Large Cap Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in large capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different discretionary money managers who employ distinct investment styles. Such money managers have discretionary asset management assignments pursuant to which they are allocated a portion of Fund assets. Certain money managers may also have non-discretionary asset management assignments pursuant to which they provide a model portfolio to Russell Investment Management Company (“RIMCo”) representing their investment recommendations, based upon which RIMCo purchases and sells securities for the Fund. Fund assets not allocated to discretionary money managers are managed by RIMCo. Assets not allocated to discretionary money managers include assets managed by RIMCo based upon model portfolios provided by non-discretionary money managers, the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to modify the Fund’s overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund’s portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if RIMCo or one of the Fund’s money managers believes it is appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

VI.  RUSSELL TAX-MANAGED U.S. MID & SMALL CAP FUND RISK/RETURN SUMMARY:

(i)	The following replaces the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Tax-Managed U.S. Mid & Small Cap Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in medium and small capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of medium and small capitalization U.S. companies. The Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index or within the capitalization range of the Russell 2500™ Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different discretionary money managers who employ distinct investment styles. Such money managers have discretionary asset management assignments pursuant to which they are allocated a portion of Fund assets. Certain money managers may also have non-discretionary asset management assignments pursuant to which they provide a model portfolio to Russell Investment Management Company (“RIMCo”) representing their investment recommendations, based upon which RIMCo purchases and sells securities for the Fund. Fund assets not allocated to discretionary money managers are managed by RIMCo. Assets not allocated to discretionary money managers include assets managed by RIMCo based upon model portfolios provided by non-discretionary money managers, the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to modify the Fund’s overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund’s portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if RIMCo or one of the Funds’ money managers believes it is most appropriate in that case to do so or as a result of redemption activity. RIMCo may manage a portion of the Fund utilizing quantitative analysis to select a portfolio of common stocks that are intended to broadly track the performance of the Fund’s index, while employing active tax management strategies to seek to improve index-relative after-tax returns. RIMCo may also incorporate its strategic and tactical views on the Fund’s desired exposures into the construction and management of this strategy. As a result, RIMCo generally expects the returns of this portion of the Fund to broadly track the performance of the Fund’s index, though it may deviate from index returns as a result of the quantitative stock selection, active tax management and exposure management strategies. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

IX. RUSSELL TAX EXEMPT BOND FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Russell Tax Exempt Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013*	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(4.91)%	3.33%	2.70%
Return Before Taxes, Class C	(1.92)%	3.38%	2.34%
Return Before Taxes, Class E	(1.16)%	4.16%	3.11%
Return Before Taxes, Class S	(0.92)%	4.42%	3.37%
Return After Taxes on Distributions, Class S	(0.92)%	4.42%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	0.43%	4.12%	3.34%
Barclays Municipal 1-15 Yr Blend (1-17) Index (reflects no deduction for fees, expenses or taxes)	(1.05)%	4.80%	4.07%
Barclays Municipal 1-10 Yr Blend (1-12) Index (reflects no deduction for fees, expenses or taxes)	(0.32)%	4.19%	3.83%
Tax Exempt Bond Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(0.44)%	4.17%	3.81%

*	Effective July 1, 2013, RIMCo changed the target duration range of the Fund’s portfolio. As a result, the Fund’s primary benchmark changed from the Barclays Municipal 1-10 Yr Blend (1-12) Index to the Barclays Municipal 1-15 Yr Blend (1-17) Index. The returns shown above include the performance of the Fund prior to the change in the Fund’s target duration range on July 1, 2013. Had RIMCo changed the Fund’s target duration range prior to July 1, 2013, the returns shown above would have been different.

X. RUSSELL COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY: Effective July 1, 2014, as a result of name change for the Fund’s primary benchmark, references to the “Dow Jones—UBS Commodity Index” are changed to the “Bloomberg Commodity Index.”

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED MARCH 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR CONSERVATIVE STRATEGY, MODERATE STRATEGY, BALANCED STRATEGY, GROWTH STRATEGY AND EQUITY GROWTH STRATEGY FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

• The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
• The value of your investment will not change as a result of the Reclassification.
• No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

II. CONSERVATIVE STRATEGY FUND: At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Conservative Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Conservative Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high current income and low long term capital appreciation.

New Investment Objective: Seeks to provide current income and capital preservation, and as a secondary objective, long term capital appreciation.

This change in investment objective does not change the current investment strategies or risks of the Fund.

III. MODERATE STRATEGY FUND: At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Moderate Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Moderate Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high current income and moderate long term capital appreciation.

New Investment Objective: Seeks to provide current income and moderate long term capital appreciation.

This change in investment objective does not change the current investment strategies or risks of the Fund.

IV. BALANCED STRATEGY FUND: At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Balanced Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Balanced Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide above average capital appreciation and a moderate level of current income.

New Investment Objective: Seeks to provide above average long term capital appreciation and a moderate level of current income.

This change in investment objective does not change the current investment strategies or risks of the Fund.

V. GROWTH STRATEGY FUND: At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Growth Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Growth Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high long term capital appreciation with low current income.

New Investment Objective: Seeks to provide high long term capital appreciation, and as a secondary objective, current income.

This change in investment objective does not change the current investment strategies or risks of the Fund.

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED March 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR 2015 STRATEGY, 2020 STRATEGY, 2025 STRATEGY, 2030 STRATEGY, 2035, STRATEGY, 2040 STRATEGY, 2045 STRATEGY, 2050 STRATEGY, 2055 STRATEGY AND IN RETIRMENT FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•
The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

II. CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about August 1, 2014, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fifth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

2015 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 29% to equity Underlying Funds, 64% to fixed income Underlying Funds and 7% to alternative Underlying Funds.

2020 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 39% to equity Underlying Funds, 54% to fixed income Underlying Funds and 7% to alternative Underlying Funds.

2025 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 49% to equity Underlying Funds, 43% to fixed income Underlying Funds and 8% to alternative Underlying Funds.

2030 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 61% to equity Underlying Funds, 30% to fixed income Underlying Funds and 9% to alternative Underlying Funds.

2035 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 77% to equity Underlying Funds, 14% to fixed income Underlying Funds and 9% to alternative Underlying Funds.

2040 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 82% to equity Underlying Funds, 7% to fixed income Underlying Funds and 11% to alternative Underlying Funds.

2045 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 82% to equity Underlying Funds, 7% to fixed income Underlying Funds and 11% to alternative Underlying Funds.

2050 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 82% to equity Underlying Funds, 7% to fixed income Underlying Funds and 11% to alternative Underlying Funds.

2055 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 82% to equity Underlying Funds, 7% to fixed income Underlying Funds and 11% to alternative Underlying Funds.

In Retirement Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 27% to equity Underlying Funds, 67% to fixed income Underlying Funds and 6% to alternative Underlying Funds.

(ii) RISK/RETURN SUMMARY: The following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The securities, baskets of securities or instruments selected for the portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIMCo will effectively assess an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform. For the Select U.S. Equity Fund or Select International Equity Fund, in connection with RIMCo’s use of index replication and/or optimization strategies, such Underlying Fund’s return could be lower than if such Underlying Fund employed a fundamental investment approach to security selection. Additionally, index replication or optimization is subject to “tracking error” risk.

(iii) RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

•
Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

•
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

(iv) RISK/RETURN SUMMARY AND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: In addition, effective on or about August 1, 2014, the target asset allocation for the Funds over time will be changed. On August 1, 2014, the following chart replaces the chart in each “Risk/Return Summary” section and the “Investment Objective and Investment Strategies of the Funds” section:

Russell Tax-Managed U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS Dated MARCH 1, 2014

V. RUSSELL TAX-MANAGED U.S. LARGE CAP FUND RISK/RETURN SUMMARY:

(i)	The following replaces the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Tax-Managed U.S. Large Cap Fund in the Prospectus listed above:
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in large capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different discretionary money managers who employ distinct investment styles. Such money managers have discretionary asset management assignments pursuant to which they are allocated a portion of Fund assets. Certain money managers may also have non-discretionary asset management assignments pursuant to which they provide a model portfolio to Russell Investment Management Company (“RIMCo”) representing their investment recommendations, based upon which RIMCo purchases and sells securities for the Fund. Fund assets not allocated to discretionary money managers are managed by RIMCo. Assets not allocated to discretionary money managers include assets managed by RIMCo based upon model portfolios provided by non-discretionary money managers, the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to modify the Fund’s overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund’s portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if RIMCo or one of the Fund’s money managers believes it is appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Russell Tax-Managed U.S. Mid & Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS Dated MARCH 1, 2014

VI.  RUSSELL TAX-MANAGED U.S. MID & SMALL CAP FUND RISK/RETURN SUMMARY:

(i)	The following replaces the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Tax-Managed U.S. Mid & Small Cap Fund in the Prospectus listed above:
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in medium and small capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of medium and small capitalization U.S. companies. The Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index or within the capitalization range of the Russell 2500™ Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different discretionary money managers who employ distinct investment styles. Such money managers have discretionary asset management assignments pursuant to which they are allocated a portion of Fund assets. Certain money managers may also have non-discretionary asset management assignments pursuant to which they provide a model portfolio to Russell Investment Management Company (“RIMCo”) representing their investment recommendations, based upon which RIMCo purchases and sells securities for the Fund. Fund assets not allocated to discretionary money managers are managed by RIMCo. Assets not allocated to discretionary money managers include assets managed by RIMCo based upon model portfolios provided by non-discretionary money managers, the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to modify the Fund’s overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund’s portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if RIMCo or one of the Funds’ money managers believes it is most appropriate in that case to do so or as a result of redemption activity. RIMCo may manage a portion of the Fund utilizing quantitative analysis to select a portfolio of common stocks that are intended to broadly track the performance of the Fund’s index, while employing active tax management strategies to seek to improve index-relative after-tax returns. RIMCo may also incorporate its strategic and tactical views on the Fund’s desired exposures into the construction and management of this strategy. As a result, RIMCo generally expects the returns of this portion of the Fund to broadly track the performance of the Fund’s index, though it may deviate from index returns as a result of the quantitative stock selection, active tax management and exposure management strategies. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Russell Tax Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS Dated MARCH 1, 2014

IX. RUSSELL TAX EXEMPT BOND FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Russell Tax Exempt Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013*	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(4.91)%	3.33%	2.70%
Return Before Taxes, Class C	(1.92)%	3.38%	2.34%
Return Before Taxes, Class E	(1.16)%	4.16%	3.11%
Return Before Taxes, Class S	(0.92)%	4.42%	3.37%
Return After Taxes on Distributions, Class S	(0.92)%	4.42%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	0.43%	4.12%	3.34%
Barclays Municipal 1-15 Yr Blend (1-17) Index (reflects no deduction for fees, expenses or taxes)	(1.05)%	4.80%	4.07%
Barclays Municipal 1-10 Yr Blend (1-12) Index (reflects no deduction for fees, expenses or taxes)	(0.32)%	4.19%	3.83%
Tax Exempt Bond Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(0.44)%	4.17%	3.81%

*	Effective July 1, 2013, RIMCo changed the target duration range of the Fund’s portfolio. As a result, the Fund’s primary benchmark changed from the Barclays Municipal 1-10 Yr Blend (1-12) Index to the Barclays Municipal 1-15 Yr Blend (1-17) Index. The returns shown above include the performance of the Fund prior to the change in the Fund’s target duration range on July 1, 2013. Had RIMCo changed the Fund’s target duration range prior to July 1, 2013, the returns shown above would have been different.

Russell Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS Dated MARCH 1, 2014

X. RUSSELL COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY: Effective July 1, 2014, as a result of name change for the Fund’s primary benchmark, references to the “Dow Jones—UBS Commodity Index” are changed to the “Bloomberg Commodity Index.”

Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED MARCH 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR CONSERVATIVE STRATEGY, MODERATE STRATEGY, BALANCED STRATEGY, GROWTH STRATEGY AND EQUITY GROWTH STRATEGY FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

• The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
• The value of your investment will not change as a result of the Reclassification.
• No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

II. CONSERVATIVE STRATEGY FUND: At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Conservative Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Conservative Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high current income and low long term capital appreciation.

New Investment Objective: Seeks to provide current income and capital preservation, and as a secondary objective, long term capital appreciation.

This change in investment objective does not change the current investment strategies or risks of the Fund.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED MARCH 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR CONSERVATIVE STRATEGY, MODERATE STRATEGY, BALANCED STRATEGY, GROWTH STRATEGY AND EQUITY GROWTH STRATEGY FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

• The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
• The value of your investment will not change as a result of the Reclassification.
• No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

III. MODERATE STRATEGY FUND: At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Moderate Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Moderate Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high current income and moderate long term capital appreciation.

New Investment Objective: Seeks to provide current income and moderate long term capital appreciation.

This change in investment objective does not change the current investment strategies or risks of the Fund.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED MARCH 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR CONSERVATIVE STRATEGY, MODERATE STRATEGY, BALANCED STRATEGY, GROWTH STRATEGY AND EQUITY GROWTH STRATEGY FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

• The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
• The value of your investment will not change as a result of the Reclassification.
• No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

IV. BALANCED STRATEGY FUND: At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Balanced Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Balanced Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide above average capital appreciation and a moderate level of current income.

New Investment Objective: Seeks to provide above average long term capital appreciation and a moderate level of current income.

This change in investment objective does not change the current investment strategies or risks of the Fund.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED MARCH 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR CONSERVATIVE STRATEGY, MODERATE STRATEGY, BALANCED STRATEGY, GROWTH STRATEGY AND EQUITY GROWTH STRATEGY FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

• The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
• The value of your investment will not change as a result of the Reclassification.
• No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

V. GROWTH STRATEGY FUND: At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Growth Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Growth Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high long term capital appreciation with low current income.

New Investment Objective: Seeks to provide high long term capital appreciation, and as a secondary objective, current income.

This change in investment objective does not change the current investment strategies or risks of the Fund.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED MARCH 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR CONSERVATIVE STRATEGY, MODERATE STRATEGY, BALANCED STRATEGY, GROWTH STRATEGY AND EQUITY GROWTH STRATEGY FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

• The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
• The value of your investment will not change as a result of the Reclassification.
• No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

2015 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED March 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR 2015 STRATEGY, 2020 STRATEGY, 2025 STRATEGY, 2030 STRATEGY, 2035, STRATEGY, 2040 STRATEGY, 2045 STRATEGY, 2050 STRATEGY, 2055 STRATEGY AND IN RETIRMENT FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•
The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

II. CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about August 1, 2014, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fifth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

2015 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 29% to equity Underlying Funds, 64% to fixed income Underlying Funds and 7% to alternative Underlying Funds.

(ii) RISK/RETURN SUMMARY: The following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The securities, baskets of securities or instruments selected for the portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIMCo will effectively assess an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform. For the Select U.S. Equity Fund or Select International Equity Fund, in connection with RIMCo’s use of index replication and/or optimization strategies, such Underlying Fund’s return could be lower than if such Underlying Fund employed a fundamental investment approach to security selection. Additionally, index replication or optimization is subject to “tracking error” risk.

(iii) RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

•
Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

•
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

(iv) RISK/RETURN SUMMARY AND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: In addition, effective on or about August 1, 2014, the target asset allocation for the Funds over time will be changed. On August 1, 2014, the following chart replaces the chart in each “Risk/Return Summary” section and the “Investment Objective and Investment Strategies of the Funds” section:

2020 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED March 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR 2015 STRATEGY, 2020 STRATEGY, 2025 STRATEGY, 2030 STRATEGY, 2035, STRATEGY, 2040 STRATEGY, 2045 STRATEGY, 2050 STRATEGY, 2055 STRATEGY AND IN RETIRMENT FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•
The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

II. CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about August 1, 2014, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fifth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

2020 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 39% to equity Underlying Funds, 54% to fixed income Underlying Funds and 7% to alternative Underlying Funds.

(ii) RISK/RETURN SUMMARY: The following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The securities, baskets of securities or instruments selected for the portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIMCo will effectively assess an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform. For the Select U.S. Equity Fund or Select International Equity Fund, in connection with RIMCo’s use of index replication and/or optimization strategies, such Underlying Fund’s return could be lower than if such Underlying Fund employed a fundamental investment approach to security selection. Additionally, index replication or optimization is subject to “tracking error” risk.

(iii) RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

•
Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

•
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

(iv) RISK/RETURN SUMMARY AND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: In addition, effective on or about August 1, 2014, the target asset allocation for the Funds over time will be changed. On August 1, 2014, the following chart replaces the chart in each “Risk/Return Summary” section and the “Investment Objective and Investment Strategies of the Funds” section:

2025 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED March 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR 2015 STRATEGY, 2020 STRATEGY, 2025 STRATEGY, 2030 STRATEGY, 2035, STRATEGY, 2040 STRATEGY, 2045 STRATEGY, 2050 STRATEGY, 2055 STRATEGY AND IN RETIRMENT FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•
The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

II. CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about August 1, 2014, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fifth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

2025 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 49% to equity Underlying Funds, 43% to fixed income Underlying Funds and 8% to alternative Underlying Funds.

(ii) RISK/RETURN SUMMARY: The following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The securities, baskets of securities or instruments selected for the portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIMCo will effectively assess an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform. For the Select U.S. Equity Fund or Select International Equity Fund, in connection with RIMCo’s use of index replication and/or optimization strategies, such Underlying Fund’s return could be lower than if such Underlying Fund employed a fundamental investment approach to security selection. Additionally, index replication or optimization is subject to “tracking error” risk.

(iii) RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

•
Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

•
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

(iv) RISK/RETURN SUMMARY AND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: In addition, effective on or about August 1, 2014, the target asset allocation for the Funds over time will be changed. On August 1, 2014, the following chart replaces the chart in each “Risk/Return Summary” section and the “Investment Objective and Investment Strategies of the Funds” section:

2030 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED March 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR 2015 STRATEGY, 2020 STRATEGY, 2025 STRATEGY, 2030 STRATEGY, 2035, STRATEGY, 2040 STRATEGY, 2045 STRATEGY, 2050 STRATEGY, 2055 STRATEGY AND IN RETIRMENT FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•
The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

II. CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about August 1, 2014, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fifth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

2030 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 61% to equity Underlying Funds, 30% to fixed income Underlying Funds and 9% to alternative Underlying Funds.

(ii) RISK/RETURN SUMMARY: The following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The securities, baskets of securities or instruments selected for the portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIMCo will effectively assess an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform. For the Select U.S. Equity Fund or Select International Equity Fund, in connection with RIMCo’s use of index replication and/or optimization strategies, such Underlying Fund’s return could be lower than if such Underlying Fund employed a fundamental investment approach to security selection. Additionally, index replication or optimization is subject to “tracking error” risk.

(iii) RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

•
Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

•
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

(iv) RISK/RETURN SUMMARY AND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: In addition, effective on or about August 1, 2014, the target asset allocation for the Funds over time will be changed. On August 1, 2014, the following chart replaces the chart in each “Risk/Return Summary” section and the “Investment Objective and Investment Strategies of the Funds” section:

2035 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED March 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR 2015 STRATEGY, 2020 STRATEGY, 2025 STRATEGY, 2030 STRATEGY, 2035, STRATEGY, 2040 STRATEGY, 2045 STRATEGY, 2050 STRATEGY, 2055 STRATEGY AND IN RETIRMENT FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•
The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

II. CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about August 1, 2014, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fifth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

2035 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 77% to equity Underlying Funds, 14% to fixed income Underlying Funds and 9% to alternative Underlying Funds.

(ii) RISK/RETURN SUMMARY: The following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The securities, baskets of securities or instruments selected for the portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIMCo will effectively assess an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform. For the Select U.S. Equity Fund or Select International Equity Fund, in connection with RIMCo’s use of index replication and/or optimization strategies, such Underlying Fund’s return could be lower than if such Underlying Fund employed a fundamental investment approach to security selection. Additionally, index replication or optimization is subject to “tracking error” risk.

(iii) RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

•
Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

•
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

(iv) RISK/RETURN SUMMARY AND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: In addition, effective on or about August 1, 2014, the target asset allocation for the Funds over time will be changed. On August 1, 2014, the following chart replaces the chart in each “Risk/Return Summary” section and the “Investment Objective and Investment Strategies of the Funds” section:

2040 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED March 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR 2015 STRATEGY, 2020 STRATEGY, 2025 STRATEGY, 2030 STRATEGY, 2035, STRATEGY, 2040 STRATEGY, 2045 STRATEGY, 2050 STRATEGY, 2055 STRATEGY AND IN RETIRMENT FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•
The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

II. CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about August 1, 2014, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fifth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

2040 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 82% to equity Underlying Funds, 7% to fixed income Underlying Funds and 11% to alternative Underlying Funds.

(ii) RISK/RETURN SUMMARY: The following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The securities, baskets of securities or instruments selected for the portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIMCo will effectively assess an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform. For the Select U.S. Equity Fund or Select International Equity Fund, in connection with RIMCo’s use of index replication and/or optimization strategies, such Underlying Fund’s return could be lower than if such Underlying Fund employed a fundamental investment approach to security selection. Additionally, index replication or optimization is subject to “tracking error” risk.

(iii) RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

•
Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

•
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

(iv) RISK/RETURN SUMMARY AND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: In addition, effective on or about August 1, 2014, the target asset allocation for the Funds over time will be changed. On August 1, 2014, the following chart replaces the chart in each “Risk/Return Summary” section and the “Investment Objective and Investment Strategies of the Funds” section:

2045 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED March 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR 2015 STRATEGY, 2020 STRATEGY, 2025 STRATEGY, 2030 STRATEGY, 2035, STRATEGY, 2040 STRATEGY, 2045 STRATEGY, 2050 STRATEGY, 2055 STRATEGY AND IN RETIRMENT FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•
The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

II. CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about August 1, 2014, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fifth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

2045 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 82% to equity Underlying Funds, 7% to fixed income Underlying Funds and 11% to alternative Underlying Funds.

(ii) RISK/RETURN SUMMARY: The following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The securities, baskets of securities or instruments selected for the portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIMCo will effectively assess an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform. For the Select U.S. Equity Fund or Select International Equity Fund, in connection with RIMCo’s use of index replication and/or optimization strategies, such Underlying Fund’s return could be lower than if such Underlying Fund employed a fundamental investment approach to security selection. Additionally, index replication or optimization is subject to “tracking error” risk.

(iii) RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

•
Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

•
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

(iv) RISK/RETURN SUMMARY AND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: In addition, effective on or about August 1, 2014, the target asset allocation for the Funds over time will be changed. On August 1, 2014, the following chart replaces the chart in each “Risk/Return Summary” section and the “Investment Objective and Investment Strategies of the Funds” section:

2050 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED March 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR 2015 STRATEGY, 2020 STRATEGY, 2025 STRATEGY, 2030 STRATEGY, 2035, STRATEGY, 2040 STRATEGY, 2045 STRATEGY, 2050 STRATEGY, 2055 STRATEGY AND IN RETIRMENT FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•
The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

II. CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about August 1, 2014, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fifth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

2050 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 82% to equity Underlying Funds, 7% to fixed income Underlying Funds and 11% to alternative Underlying Funds.

(ii) RISK/RETURN SUMMARY: The following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The securities, baskets of securities or instruments selected for the portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIMCo will effectively assess an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform. For the Select U.S. Equity Fund or Select International Equity Fund, in connection with RIMCo’s use of index replication and/or optimization strategies, such Underlying Fund’s return could be lower than if such Underlying Fund employed a fundamental investment approach to security selection. Additionally, index replication or optimization is subject to “tracking error” risk.

(iii) RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

•
Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

•
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

(iv) RISK/RETURN SUMMARY AND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: In addition, effective on or about August 1, 2014, the target asset allocation for the Funds over time will be changed. On August 1, 2014, the following chart replaces the chart in each “Risk/Return Summary” section and the “Investment Objective and Investment Strategies of the Funds” section:

2055 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED March 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR 2015 STRATEGY, 2020 STRATEGY, 2025 STRATEGY, 2030 STRATEGY, 2035, STRATEGY, 2040 STRATEGY, 2045 STRATEGY, 2050 STRATEGY, 2055 STRATEGY AND IN RETIRMENT FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•
The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

II. CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about August 1, 2014, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fifth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

2055 Strategy Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 82% to equity Underlying Funds, 7% to fixed income Underlying Funds and 11% to alternative Underlying Funds.

(ii) RISK/RETURN SUMMARY: The following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The securities, baskets of securities or instruments selected for the portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIMCo will effectively assess an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform. For the Select U.S. Equity Fund or Select International Equity Fund, in connection with RIMCo’s use of index replication and/or optimization strategies, such Underlying Fund’s return could be lower than if such Underlying Fund employed a fundamental investment approach to security selection. Additionally, index replication or optimization is subject to “tracking error” risk.

(iii) RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

•
Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

•
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

(iv) RISK/RETURN SUMMARY AND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: In addition, effective on or about August 1, 2014, the target asset allocation for the Funds over time will be changed. On August 1, 2014, the following chart replaces the chart in each “Risk/Return Summary” section and the “Investment Objective and Investment Strategies of the Funds” section:

In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY
Supplement dated June 3, 2014 to
PROSPECTUS DATED March 1, 2014

I. RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR 2015 STRATEGY, 2020 STRATEGY, 2025 STRATEGY, 2030 STRATEGY, 2035, STRATEGY, 2040 STRATEGY, 2045 STRATEGY, 2050 STRATEGY, 2055 STRATEGY AND IN RETIRMENT FUNDS: At a meeting held on February 25, 2014, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management Company (“RIMCo”), approved a Plan of Reclassification (the “Plan”) of Class R2 and Class R3 Shares as Class R4 and Class R5 Shares (the “Reclassification”), respectively. In connection with the Reclassification, you should note the following:

•
The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that each Reclassification is advisable and in the best interests of the applicable Funds’ shareholders, and that the interests of Class R2 and Class R3 shareholders and of the existing holders, if any, of Class R4 and Class R5 Shares of each Fund will not be diluted as a result of any Reclassification.

Effects of the Reclassification on Shareholders

The Reclassifications will consist of replacement of all of the issued and outstanding Class R2 and Class R3 shares of each applicable Fund with Class R4 and Class R5 shares, respectively, of the same respective Fund.

Timing of the Reclassification

The Reclassification is expected to be completed on October 1, 2014 based on values as of the close of regular trading on the New York Stock Exchange, Inc. on October 1, 2014 using the valuation procedures set forth in the then current prospectus and statement of additional information.

II. CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about August 1, 2014, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i) RISK/RETURN SUMMARY: The following is added after the fifth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

In Retirement Fund: Effective on or about August 1, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target allocation on or about August 1, 2014 will be 27% to equity Underlying Funds, 67% to fixed income Underlying Funds and 6% to alternative Underlying Funds.

(ii) RISK/RETURN SUMMARY: The following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
Active Management. Despite strategies designed to achieve the Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The securities, baskets of securities or instruments selected for the portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIMCo will effectively assess an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Underlying Fund to underperform. For the Select U.S. Equity Fund or Select International Equity Fund, in connection with RIMCo’s use of index replication and/or optimization strategies, such Underlying Fund’s return could be lower than if such Underlying Fund employed a fundamental investment approach to security selection. Additionally, index replication or optimization is subject to “tracking error” risk.

(iii) RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-sections entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary sections for each Fund in the Prospectus listed above:

•
New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

•
Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

•
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

(iv) RISK/RETURN SUMMARY AND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS: In addition, effective on or about August 1, 2014, the target asset allocation for the Funds over time will be changed. On August 1, 2014, the following chart replaces the chart in each “Risk/Return Summary” section and the “Investment Objective and Investment Strategies of the Funds” section: